MyDestination 2045 Fund Annual Fund Operating Expenses - MyDestination 2045 Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.43%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.69%